UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09937

THE MUNDER @VANTAGE FUND

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: September 30, 2005

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
EXHIBIT INDEX
EXHIBIT INDEX
The Certifications required by Rule 30a-2(a)

Item 1. Schedule of Investments.

Munder @Vantage Fund®
    Portfolio of Investments, September 30, 2005 (Unaudited) (a),(b)

Shares	Value(c)

COMMON STOCKS — 81.2%
Consumer Discretionary— 22.5%
Diversified Consumer Services— 0.5%
1,772	Apollo Group, Inc., Apollo Educational Group, Class A†	$117,643

Hotels, Restaurants & Leisure— 0.6%
2,300	Ctrip.com International Ltd., ADR	147,384

Internet & Catalog Retail— 18.5%
21,600	Amazon.com, Inc.†	978,480
3,500	Blue Nile, Inc.†	110,740
10,300	Celebrate Express, Inc.†	144,097
16,000	drugstore.com, inc.†	59,200
31,900	eBay, Inc.†	1,314,280
10,700	eDiets.com, Inc.†	43,977
12,335	Expedia, Inc.†	244,357
10,700	FTD Group, Inc.†	110,745
7,500	GSI Commerce, Inc.†	149,250
15,835	IAC/InterActiveCorp†	401,417
3,500	Netflix, Inc.†	90,965
1,400	Overstock.com, Inc.†	53,690
32,700	priceline.com Incorporated†	631,764
4,175	Provide Commerce, Inc.†	101,327
16,373	Stamps.com Inc.†	281,779

		4,716,068

Media— 2.9%
8,700	Getty Images, Inc.†	748,548

Total Consumer Discretionary		5,729,643

Financials— 5.2%
Capital Markets— 4.2%
22,600	Ameritrade Holding Corporation†	485,448
29,900	E*TRADE Financial Corporation†	526,240
3,286	optionsXpress Holdings Inc.	62,566

		1,074,254

Real Estate— 0.5%
9,100	ZipRealty, Inc.†	115,934

Thrifts & Mortgage Finance— 0.5%
15,300	NetBank, Inc.	127,143

Total Financials		1,317,331

Industrials — 3.1%
Commercial Services & Supplies— 3.1%
3,500	51job, Inc., ADR†	46,025
24,400	Monster Worldwide, Inc.†	749,324

		795,349

Information Technology— 50.1%
Communications Equipment— 2.8%
8,500	Nokia Corporation, ADR	143,735
2,600	Option N.V.†	142,960
11,000	Packeteer, Inc.†	138,050
6,300	QUALCOMM Incorporated	281,925

		706,670

Computers & Peripherals— 3.6%
12,800	Apple Computer, Inc.†	686,208
5,000	EMC Corporation†	64,700

11,800	Novatel Wireless, Inc.†	170,746

		921,654

Information Technology Services— 2.3%
15,200	CheckFree Corporation†	574,864

Internet Software & Services— 35.5%
7,800	24/7 Real Media, Inc.†	54,912
8,700	Akamai Technologies, Inc.†	138,765
27,400	aQuantive, Inc.†	551,562
24,900	Autobytel, Inc.†	124,749
4,337	Bankrate, Inc.†	118,964
36,700	CNET Networks, Inc.†	498,019
3,500	Digital River, Inc.†	121,975
6,000	Digitas Inc.†	68,160
5,700	Google Inc., Class A†	1,803,822
153,000	HomeStore, Inc.†	665,550
16,600	HouseValues, Inc.†	237,380
8,500	Hurray! Holding Co., Ltd., ADR†	86,700
15,500	iVillage Inc.†	112,530
6,000	j2 Global Communications, Inc.†	242,520
15,300 3,000	Knot, Inc. (The)† LivePerson, Inc.†	169,677 11,340
7,600	NetEase.com, Inc., ADR†	684,076
13,300	PlanetOut Inc.†	112,252
23,800	SINA Corporation†	654,500
14,500	Sohu.com, Inc.†	248,385
85,200	Tencent Holdings Ltd†	103,796
6,225	Tom Online, Inc., ADR†	122,633
3,500	Travelzoo Inc.†	77,665
16,132	ValueClick, Inc.†	275,696
3,700	Websense, Inc.†	189,477
46,600	Yahoo! Inc.†	1,576,944

		9,052,049

Semiconductors & Semiconductor Equipment— 1.1%
1,500	Broadcom Corporation, Class A†	70,365
5,100	SigmaTel, Inc.†	103,224
12,000	Silicon Image, Inc.†	106,680

		280,269

Software— 4.8%
6,250	Blackboard, Inc.†	156,312
4,000	JAMDAT Mobile Inc.†	84,000
5,400	KongZhong Corporation, ADR†	76,032
4,600	Macromedia, Inc.†	187,082
7,700	Red Hat, Inc.†	163,163
18,300	Shanda Interactive Entertainment Limited, ADR†	495,015
2,900	Symantec Corporation†	65,714

		1,227,318

Total Information Technology		12,762,824

Telecommunication Services— 0.3%
Wireless Telecommunication Services— 0.3%
8,000	Linktone Ltd., ADR†	87,360

TOTAL COMMON STOCKS
(Cost $17,560,011)		20,692,507

LIMITED PARTNERSHIPS — 15.7%
Information Technology— 15.7%
	Multi-Industry— 12.7%
	1,487,500	CenterPoint Ventures III (Q) L.P.†,(e),(f),(g),(h)		742,019
	1,600,000	New Enterprise Associates 10, L.P.†,(e),(f),(g),(h)		1,303,615
	580,000	Telesoft II QP, L.P.†,(e),(f),(g),(h)		496,395
	948,221	Trident Capital Fund V, L.P.†,(e),(f),(g),(h)		697,420

				3,239,449

	Semiconductors & Semiconductor Equipment— 3.0%
	2,500,000	Tech Farm Ventures (Q) L.P.†,(e),(f),(g),(h)		762,447

Total Information Technology				4,001,896

TOTAL LIMITED PARTNERSHIPS
	(Cost $6,642,595)			4,001,896

PREFERRED STOCKS — 2.7%
Information Technology— 2.7%
	Computers & Peripherals— 1.2%
	444,444	Alacritech Information, Series C†,(e),(f),(g)		289,464

	Internet Software & Services— 1.5%
	328,947	Sygate Technology, Series E†,(e),(f),(g)		382,351

	Software— 0.0%
	221,893	See Commerce, Series E†,(e),(f),(g)		0

Total Information Technology				671,815

TOTAL PREFERRED STOCKS
	(Cost $2,749,996)			671,815

Principal Amount
REPURCHASE AGREEMENT(d) — 1.2%
	(Cost $313,000)
$	313,000	Agreement with State Street Bank and Trust Company,
		3.550% dated 09/30/2005, to be repurchased at $313,093 on 10/03/2005, collateralized by $265,000 FNMA, 6.250% maturing 05/15/2029 (value $320,981)		313,000

TOTAL INVESTMENTS
	(Cost $27,265,602)(i)		100.8%	$25,679,218

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder @Vantage Fund® (the “Fund”) as of September 30, 2005.

(b)	The Fund intends to invest at least 65% of its total net assets in equity securities of U.S. and non-U.S. companies considered by Munder Capital Management (the “Advisor”) to significantly benefit from or derive revenue from the Internet, advances in communications technology, data processing technology and implementations thereof, generally known as Internet technologies. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of industries. The Fund may invest up to 40% of its total assets in equity securities of privately owned Internet-related technology companies that plan to conduct an initial public offering (IPO) within a period of several months to several years from the time the Fund makes its investment. These companies are referred to as venture capital companies. Venture capital companies represent highly speculative investments by the Fund. The Fund may invest up to 20% of its total assets in securities of private investment funds that invest primarily in venture capital companies.

(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities, other than depositary receipts, for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated daily into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(e)	Fair valued security as of September 30, 2005 (see note (c) above). As of September 30, 2005, these securities represent $4,673,711, 18.3% of net assets.

(f)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(g)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 40% of its net assets in illiquid securities. At September 30, 2005, securities subject to restrictions on resale that have not been deemed to be liquid represent $4,673,711, 18.3% of net assets.

Security	Acquisition Date	Cost

Alacritech Information, Series C	12/13/2001	$999,999
CenterPoint Ventures III (Q) L.P.	03/07/2001	180,731
	07/20/2001	180,731
	10/15/2001	180,731
	07/16/2002	121,813
	11/04/2002	84,341
	06/09/2003	72,292
	09/04/2003	72,292
	01/30/2004	73,803
	04/07/2004	123,006
	08/13/2004	100,000
	11/29/2004	75,000
	04/18/2005	75,000
	07/15/2005	112,500
New Enterprise Associates 10, L.P.	10/26/2000	149,318
	01/04/2001	74,659
	07/27/2001	37,330
	09/26/2001	74,659
	01/16/2002	78,846
	04/23/2002	78,846
	07/12/2002	78,846
	11/12/2002	78,846
	02/04/2003	79,701
	07/16/2003	80,754
	09/19/2003	83,247
	12/10/2003	83,501
	04/19/2004	83,786
	08/16/2004	84,776
	12/28/2004	90,289
	07/11/2005	49,614
See Commerce, Series E	04/05/2001	1,499,997
Sygate Technology, Series E	01/21/2004	250,000
Tech Farm Ventures (Q) L.P.	12/19/2000	250,000
	04/25/2001	250,000
	07/27/2001	250,000
	10/25/2001	250,000
	05/20/2002	250,000
	08/27/2002	250,000
	01/10/2003	250,000
	07/10/2003	250,000
	11/10/2003	250,000
	04/14/2004	250,000
Telesoft II QP, L.P	03/16/2001	274,229
	12/11/2002	80,000
	12/09/2003	40,000
	06/04/2004	80,000
	12/10/2004	80,000
Trident Capital Fund V, L.P.	10/18/2000	175,725
	06/26/2002	62,020
	11/08/2002	62,020
	01/15/2003	124,038
	10/01/2003	62,673
	12/05/2003	62,673
	02/06/2004	62,673
	06/10/2004	65,330
	11/23/2004	66,137
	01/28/2005	66,137
	08/02/2005	39,682

(h)	The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At September 30, 2005, the Fund had total commitments to contribute $2,096,012 to various issuers when and if required.

(i)	At September 30, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $4,332,970 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,919,354 and net depreciation for financial reporting purposes was $1,586,384. At September 30, 2005, aggregate cost for financial reporting purposes was $27,265,602.

ABBREVIATIONS:
ADR	—	American Depositary Receipt
FNMA	—	Federal National Mortgage Association

At September 30, 2005, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	69.3%	$17,653,906
China	10.8	2,751,906
Finland	0.6	143,735
Belgium	0.5	142,960

TOTAL COMMON STOCKS	81.2	20,692,507
LIMITED PARTNERSHIPS	15.7	4,001,896
PREFERRED STOCKS	2.7	671,815
REPURCHASE AGREEMENT	1.2	313,000

TOTAL INVESTMENTS	100.8%	$25,679,218

Item 2. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-Q, Enrique Chang, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Chang and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MUNDER @VANTAGE FUND

By:	/s/ Enrique Chang

Enrique Chang
President

Date:	November 29, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Enrique Chang

Enrique Chang
President and Principal Executive Officer

Date:	November 29, 2005

By:	/s/ Peter K. Hoglund

Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	November 29, 2005

EXHIBIT INDEX

Exhibit No.	Exhibit Description

99.1	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.